Non-controlling interest - Schedule of balance sheet financial information of non-controlling interest (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Non-controlling interest
Cash	$ 368,512	$ 3,323,708
Accounts receivable, net	12,628,278	7,569,843
Property, plant and equipment	4,725,435	4,793,979
Finance right-of-use assets	1,276,821	2,140,338
Operating right-of-use assets	23,658,188	28,887,905
Accounts payable and accrued liabilities	14,948,703	13,701,630
Finance lease liabilities	375,695	857,837
Operating lease liabilities	25,182,412	30,398,566
Shareholder's deficit attributable to the shareholders of Greenbrook TMS	(136,915,624)	(98,036,209)
Shareholder's deficit attributable to non-controlling interest	(3,603,068)	(2,911,581)
Non-controlling interest
Non-controlling interest
Cash	172,341	97,702
Accounts receivable, net	4,977,643	2,144,953
Prepaid expenses and other	408,155	297,485
Property, plant and equipment	924,260	1,000,592
Finance right-of-use assets		36,165
Operating right-of-use assets	5,310,005	5,656,153
Accounts payable and accrued liabilities	1,597,561	1,239,917
Finance lease liabilities		10,548
Operating lease liabilities	5,622,097	5,968,042
Loans payable, net	16,534,707	15,828,916
Shareholder's deficit attributable to non-controlling interest	(4,258,434)	(4,440,274)
Distributions paid to non-controlling interests	(201,000)	(46,950)
Partnership buyout	(466,026)	253,251
Historical subsidiary investment by non-controlling interest	1,322,392	1,322,392
Parent
Non-controlling interest
Shareholder's deficit attributable to the shareholders of Greenbrook TMS	$ (8,358,893)	$ (10,902,792)